Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

(a)    Basis of presentation

The Consolidated Financial Statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America  (‘‘U.S. GAAP’’).

(b)    Going concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements.

The Company has experienced recurring losses from operations. As of June 30, 2022, the Company had an accumulated deficit of RMB4,510,482. For the six months ended June 30, 2022, the Company recorded a significant decline in its revenue, resulted a net loss of RMB192,100 and had cash outflows from operating activities of RMB46,630. As of June 30, 2022, the cash and cash equivalents balance was RMB239,231.

The Company has prepared a future cash flow forecasts and the management is of the opinion that the Company will have sufficient unrestricted liquidity for at least the next 12 months from the date of approval of the Unaudited Interim Condensed Consolidated Financial Statements. Among the assumptions made by the management, it is expected that the Company will continue to reduce its operating expenditure by reducing headcounts and office space. Accordingly, management concludes that it is appropriate to prepare the financial statements on a going concern basis.

The Company has taken positive actions to speed up the collection of accounts receivable, such as litigation, strict developer credit rating management, but the effects of these actions may be limited where the developers have already been in severe finance distress. The Company also intends to obtain additional equity or debt financing arrangements, however, the availability and amount of such funding are not certain. Additionally, the strict macroeconomic regulation on real estate market and the tightening of mortgage lending activities have negatively impacted the real estate market and heightened the credit risk associated with developers. The new and resale property transactions are expected to remain vulnerable to macro challenges for an extended period, which may adversely impact the Company’s ability to raise the financing needed. The accompanying financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary for the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

(c)    Principles of Consolidation

The accompanying Unaudited Interim Condensed Consolidated Financial Statements include the results of the Company, its subsidiaries, VIE and VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

(d)    Use of Estimates

The preparation of the Unaudited Interim Condensed Consolidated Financial Statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates include, but not limited to, allowance for accounts, loans and other receivable, recognition of goodwill, realization of deferred income tax assets, impairment loss for long-term equity investment and share-based compensation. Actual results may differ materially from those estimates.

As of June 30, 2022, the Company considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

(e)    Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statements of Comprehensive Loss. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) in the Consolidated Statements of Comprehensive Loss includes net income (loss) attributable to noncontrolling interests when applicable.

(f)    Foreign Currency

The Group’s reporting currency is Renminbi (‘‘RMB’’). The functional currency of the Company and the Group’s entities incorporated in the Cayman Island, British Virgin Islands (‘‘BVI’’), and Hong Kong (‘‘HK’’) is the United States dollars (‘‘US$’’). The functional currency of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded as foreign currency exchange gain (loss) in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss. Total foreign currency exchange differences were a loss of RMB268 and a gain of RMB441 for the six months ended June 30, 2021 and 2022, respectively.

The financial statements of the Company and the Group’s entities incorporated at Cayman Island, BVI and Hong Kong are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficit) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive losses in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the Unaudited Interim Condensed Consolidated Statements of Changes in Equity.

(g)    Convenience Translation

Translations of certain balances in accompanying Unaudited Interim Condensed Consolidated Financial Statements from RMB into US$ as of and for the six months ended June 30, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.6981 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2022, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying Consolidated Financial Statements are unaudited.

(h)    Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(i)    Cash and Cash Equivalents

Cash and cash equivalents represent demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

(j)    Restricted cash

Restricted cash represents:

Bank balances of RMB24,131 and RMB34,709 were frozen for lawsuits undergoing with suppliers and brokerage firms as of December 31, 2021 and June 30, 2022, respectively.

Cash deposits restricted for use over one year after the balance sheet date are classified as non-current assets in the Unaudited Interim Condensed Consolidated Balance Sheets.

(k)    Short-term investments

Short-term investments include investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The wealth management products are either unsecured with variable interest rates or fixed interest rate. The Company measures the short-term investments at fair value using the quoted subscription or redemption prices published by these banks, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as gain on short-term investments when earned in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

(l)    Accounts Receivable

Accounts receivable mainly represent amounts due from the real estate developers for primary property business and individual customers for secondary property business upon the completion of their services. Accounts receivables are recorded net of an allowance for doubtful accounts, if any. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit-worthiness and the financial condition of the debtor. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes a specific allowance if there is strong evidence indicating that an accounts receivable is likely to be unrecoverable. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure. Allowance of RMB710,168 and RMB600,806 was provided as of December 31, 2021 and June 30, 2022, respectively. Approximately 6% of the Group’s accounts receivable represent output VAT amounts, which are excluded from the Group’s revenues.

(m)    Loans receivable, net

Loans receivable represents loan originated or purchased by the Group (see note 6). The Group has the intent and the ability to hold such loans for the foreseeable future or until maturity or payoff. Loans receivable are recorded at unpaid principal balances, net of allowance for loan losses that reflects the Group’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of personal loans with term period ranging from 30 days to 5 years. In the Consolidated Balance Sheets, loans receivable that mature within the next twelve months from the balance sheet date are included in “Prepayment and other current assets” while loans receivable that will mature one year after the balance sheet date are included in “Other non-current assets”.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.

The Group writes off loans receivable and the related allowance when management determines that full repayment of such loan is not probable. The primary factor in making such determination is the estimated recoverable amounts from the delinquent debtor.

As of December 31, 2021 and June 30, 2022, loan receivables of RMB31,273 and RMB21,787 were due from the Group’s employees respectively.

(n)     Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation, amortization and impairment. Property, equipment and software are depreciated and amortized at rates sufficient to write off their costs less impairment and residual value if any over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter.

The estimated useful lives are as follows:

Estimated
Category	useful lives
Buildings	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years
Software	2-10 years

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

(o)    Intangible assets

Intangible assets mainly include those intangible assets other than software acquired through business combination. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition using valuation techniques such as discounted cash flow analysis and ratio analysis with reference to comparable companies in similar industries under the income approach. Major assumptions used in determining the fair value of these intangible assets include future growth rates and weighted average cost of capital. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Category	Estimated useful lives
Non-competed agreements	Over the contracted term of up to 6 years
Trademarks	10 years

(p)    Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. The Group’s goodwill was substantially impaired during the year ended December 31, 2021 (see note 9).

(q)    Equity method investments

The Group accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Group’s share of the investee’s profit and loss is recognized in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other Group-specific information such as financing rounds.

During the six months ended June 30, 2022, the Group recognized an impairment loss of RMB62,623 for equity method investments (see note 10).

(r)    Long-term equity investments

Long-term equity investments, except those accounted for under the equity method or those that result in the consolidation of the investee, that do not have readily determinable fair value are measured and recorded at cost, less impairment, with subsequent adjustments for observable price changes in orderly transactions for identical or similar equity investments of the issuer. Purchased options on these equity investments that are not derivatives are accounted for in a manner consistent with the accounting for the equity investments that do not have readily determinable fair value.

(s)    Impairment loss of non-current assets

Property, equipment and software and intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the non-current by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. An impairment charge of non-current assets in the amount of RMB7,642 was recognized for the six months ended June 30, 2022(see note 7 and 8).

(t)    Value added taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from sales of transaction and service is generally subject to VAT at the rate of 6% and subsequently paid to PRC tax authorities after netting input VAT on purchase of service received. The excess of output VAT over input VAT is reflected in accrued expenses and other payables, and the excess of input VAT is reflected in Prepayments and other current assets in the Consolidated Balance Sheets.

(u)    Fair Value

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, loans receivable, loans to equity method investees, short-term bank borrowings, accounts payable, customers’ refundable fees, accrued expenses and other payables. As of December 31, 2021 and June 30, 2022, the carrying values of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

(v)    Revenue

In accordance with ASC 606, Revenue from Contracts with Customers, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues are recorded net of value-added taxes and surcharges.

Commission income

Through its platforms and services provided by real estate agents registered as a member in the Group’s platform (the “Registered Agents”), the Group earns commission revenue from real estate developers for sales transactions of primary properties and to a lesser extent from home owners for sales or rental transactions of secondary properties. For services rendered by the Registered Agents in completing the transactions, the Group pays those the agents a commission fee. The real estate developers and home owners are collectively referred as the property owners. For each of the property’s transactions, the Group enters into contracts with the Registered Agents (the “Agents’ Contracts”) and properties owners (the “Properties Sales Contracts”) separately. As Registered Agents are involved in providing the services to the property owners, the Group considers all the relevant facts and circumstances in determining whether it acts as the principal or as an agent in these properties transactions in accordance with ASC 606-10.

The Group has determined that it is a principal for the following reasons: (1) the Properties Sales Contract and the Agents’ Contract are negotiated and entered into separately between the Group and the property owners and the Registered Agents, respectively, at the discretion of the Group, and there is no contractual relationship between the property owners and the Registered Agents; (2) the Group negotiates with the property owners the total commission fee to be paid by the properties owners. The Group also determines the commission rate payable to the Registered Agents at its discretion without any involvement of the properties owners; (3) pursuant to the Properties Sales Contracts, the Group is responsible for the sales or leasing of the properties. In particular, the Group is responsible to undertake the sales and marketing activities it considers necessary to induce potential home purchasers to visit the sales center of the property and complete the purchase of properties from the real estate developers. The Group is entitled to a pre-determined commission income upon the signing of the sales agreements between the real estate developers and the home purchasers pursuant to the Properties Sales Contracts. The Group’s project management team carries out a series of activities including sales data analysis, development of project sales strategy, resources allocation, assignment of agents, sales and marketing activities, and monitoring of the entire sales process; (4) the Group monitors Registered Agents’ services and provide them with instructions and guidelines in approaching and serving the home purchasers.

Commission income for sales transactions of primary properties and rental transactions for secondary properties are recognized by the Group upon the signing of the sales and purchase agreements or rental agreements and making the required down payment by the home purchasers or tenants. Commission income for sales transactions of secondary properties are recognized when the transfer over legal title of ownership of the properties between the home owners and home purchasers are complete.

The Group also enters into certain arrangements with real-estate developers pursuant to which potential home purchasers may pay the Group a fixed amount in return for a discount for their purchases of specified properties from the real estate developers. The fees paid by the home purchasers to the Group are fully refundable before the execution of the sales and purchase agreements between the home purchasers and the real estate developers. For these transactions, except for the fees received from the home purchasers, the Group is not entitled to any additional commission from the real estate developers. The Group recognizes commission income in the amount of fees received from the home purchasers when the Group’s services are rendered upon the execution of the sales and purchase agreements between the home purchasers and the real estate developers. Fees received from home purchasers in advance of the revenue recognition are recorded as “Customers’ Refundable Fees” (see note 13) on the Unaudited Interim Condensed Consolidated Balance Sheets.

For primary properties transactions, the Group generally earns a fixed commission rate (“Base Commission”) of the pre-determined properties transaction price (the “Base Transaction Price”) as stated in the Properties Sales Contracts. For certain primary properties transactions, the Group obtains exclusive sales right from real estate developers to sell the properties for a limited period of time and is required to advance certain amount of deposits. Not all of the Exclusive Sales Contracts contains Sales Commitment Arrangement as disclosed in note 1. Pursuant to those Exclusive Sales Contracts with Sales Commitment Arrangement, the Group is permitted to sell the properties in the market at a price above the Base Transaction Price. In addition to the Base Commission, the Group is entitled to an additional income (the “Sales Incentive Income”), determined at a progressive rate on the excess of the actual transaction price over the Base Transaction price. Same as Base Commission income, the Sales Incentive Income is also recognized as revenue upon the signing of the sales and purchase agreements and making the down payment by the home purchasers.

Franchise Income

The Group enters into franchise agreements with certain third party real estate agency companies located in those cities where the Group does not have an established sales office. Pursuant to these franchise agreements, the Group grants the franchisees with the right to use the Group’s brands, access of listings in the Group’s platform and other resources in return for a franchise fee. For franchise agreements entered from 2018 onward, franchise fee is determined at an agreed fixed amount over a period of time and are recognized by the Group on a straight-line basis over the contractual period. During the six months ended June 30, 2021 and 2022, the Group recognized franchise income of RMB9,649 and RMB773 respectively.

Financial service income

The Group provides lending financial services to home purchasers, Registered Agents and the Group’s employees who meet the Group’s credit assessment requirements. Financial services income from loans receivable is recognized using the effective interest rate method.

Other value-added services

Other value-added services are recognized as revenue on a straight-line basis over which the services are rendered, they mainly represent subscription fee earned by offering Registered Agents with a suite of marketing and business technology products and services for use in a specified period of time so as to assist them growing and managing their businesses.

Loans facilitation services

Loans facilitation services are recognized as revenue when the relevant loans agreements were signed and the related loans were drew down by the home purchasers. Loans facilitation services primarily consists of the services to facilitate the home purchasers, Registered Agents and other market participants borrowing from the financial institutions in the property transactions.

Parking space transaction facilitating services

Parking space transaction facilitating services are recognized as revenue when services are rendered to facilitate the appointment of real estate agents by Shanghai Lianlian Digital Technology Co., Ltd. (“Shanghai Lianlian”, known as Shenzhen Jinyiyun Supply Chain Technology Co., Ltd. before (“Shenzhen Jinyiyun”)), a related party, as agents for Shanghai Lianlian’s parking space transactions. Certain directors and management of the Company are principal shareholders of Shanghai Lianlian. The Company’s services primarily consist of providing support and information to Shanghai Lianlian to identify real estate agents in the Company’s platform and introduction of agents for Shanghai Lianlian’s parking space transactions. The service fee is chargeable to the real estate agent and revenue is recognized upon signing of the relevant agency agreement. The Group recognized no parking space transaction facilitating services income in the periods of the six months ended June 30, 2021 and 2022.

(w)    Cost of Revenue

Cost of revenue primarily consists of agents’ commission, sharing of sales incentive income with fund providers, promotion and operational expenses, and salaries and benefits expenses that incurred for properties transactions and parking space transaction facilitating services.

(x)    Sales and marketing expenses

Sales and marketing expenses mainly consist of salaries and advertising costs, which consist primarily of online and offline advertisements, are expensed when the services are received.

(y)    Product development expenses

Product development expenses primarily consist of salaries and benefits expenses, depreciation of equipment relating to the development of new products or upgrading of existing products and other expenses for the product activity of the Group. The Group expenses product development expenses as incurred.

(z)    General and administrative expenses

General and administrative expenses mainly consist of provision of allowance for doubtful accounts, payroll and related staff costs for corporate functions, as well as other general corporate expenses such as rental expenses and depreciation expenses for offices and equipment for use by these corporate functions of the Group.

(aa)    Government grants

Government grants represent amounts granted by local government authorities as an incentive for companies to promote economic development of the local technology industry. Government grants received by the Group were non-refundable and were for the purpose of giving immediate incentive with no future costs or obligations are recognized in earnings in the Company’s Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

(bb)    Share-based Compensation

Share-based awards granted to the employees and directors in the form of share options are subject to service and performance conditions. They are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded vesting method, net of estimated forfeitures, if and when the Company considers that it is probable that the performance condition will be achieved.

For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Estimation of the fair market value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including the expected share price volatility (approximated by the volatility of comparable companies), discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

(cc)    Employee Benefits

The Company’s subsidiaries, the VIE and VIE’s subsidiaries in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The fair value of the employee benefits liabilities approximates their carrying value due to the short-term nature of these liabilities. Employee social insurance benefits included as expenses in the accompanying Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss amounted to RMB23,173 and RMB9,394 for the six months ended June 30, 2021 and 2022, respectively.

(dd)    Income Tax

Income tax are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in income tax expense and penalties in general and administrative expenses.

(ee)    Leases

A lease is classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating leases are charged to the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss on a straight-line basis over the lease term. The Group had no capital leases as of December 31, 2021 and June 30, 2022.

(ff)    Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders, considering the accretions to redemption value and the deemed dividend of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company’s preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The preferred shares has no contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible loan using the if-converted method, and ordinary shares issuable upon the vest of restricted ordinary shares or exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(gg)    Segment Reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer and management personnel do not segregate the Group’s business by service lines. All service categories are viewed as in one and the only operating segment.

(hh)    Statutory Reserves

The Group’s subsidiaries, VIE, and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (‘‘PRC GAAP’’)) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Group.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the Group. Appropriation to the discretionary surplus fund is made at the discretion of the Group.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective entity. The staff bonus and welfare fund are liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Group by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the six months ended June 30, 2021 and 2022, no appropriation was made to the general reserve fund by the Group’s wholly foreign owned PRC subsidiaries, and no appropriation was made to the statutory surplus fund by the Group’s VIE and VIE’s subsidiaries, respectively. No appropriation has been made by these companies to discretionary funds.

(ii)    Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. On June 2020, the FASB issued ASU 2020-05, which deferred the effective dates of ASU 2016-02 of all other entities, for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is permitted. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the deferred effective dates are applicable to the Company. The Group normally enters into operating leases for its office use. As disclosed in note 22, the Group had future minimum lease commitments under non-cancellable operating lease agreements of RMB20,885 as of June 30, 2022. The Company is currently assessing the potential impact of adopting this update on the Consolidated Financial Statements.

In June 2016, the FASB issued ASU No. 2016-13 “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The new guidance amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For available for sale debt securities, credit losses will be presented as an allowance rather than as a write-down. This standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities. In November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments-Credit Losses (Topic 326): Effective Dates”, to finalize the effective date delays for private companies, not-for-profits, and smaller reporting companies applying the CECL standards. The ASU is effective for reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Group is currently assessing the impact of adopting this standard on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies an issuer’s accounting for certain convertible instruments and the application of derivatives scope exception for contracts in an entity’s own equity. This guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and required enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The new guidance is required to be applied either retrospectively to financial instruments outstanding as of the beginning of the first comparable reporting period for each prior reporting period presented or retrospectively with the cumulative effect of the change to be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. This guidance is effective for the Company for the year ending March 31, 2023 and interim reporting periods during the year ending March 31, 2023. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for the year ending March 31, 2025 and interim reporting periods during the year ending March 31, 2025. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows